TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES	9 Months Ended
Sep. 30, 2021
TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES

6.	TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES

	09.30.21	12.31.20
Trade accounts receivable
Domestic market
Third parties	977,964	2,002,586
Foreign market
Third parties	3,218,914	2,716,551
	4,196,878	4,719,137
( - ) Adjustment to present value	(10,867)	(13,316)
( - ) Expected credit losses	(633,850)	(605,940)
	3,552,161	4,099,881
Current	3,545,760	4,092,855
Non-current	6,401	7,026

Other receivables
Other receivables	93,844	113,949
( - ) Adjustment to present value	(1,409)	(156)
( - ) Expected credit losses	(15,959)	(27,389)
	76,476	86,404
Current	40,991	43,566
Non-current (1)	35,485	42,838

(1)	Weighted average maturity of 2.00 years.

The Company performs credit assignments with no right of return to the BRF Clients’ Credit Rights Investment Fund (“FIDC BRF“), which has the sole purpose to acquire credit rights arising from commercial transactions carried out between the Company and its clients in Brazil. On September 30, 2021, FIDC BRF had an outstanding balance of R$770,894 (R$549,083 on December 31, 2020) related to such credit rights, which were written-off of the Company’s statement of financial position when the credits were sold.

On September 30, 2021, other receivables are mainly represented by receivables from the sale of farms and various properties, with a balance of R$59,468 (R$78,258 on December 31, 2020).

The movements of the expected credit losses are presented below:

	09.30.21	12.31.20
Beginning balance	(605,940)	(503,848)
(Additions) Reversals	(11,627)	(12,137)
Write-offs	9,060	19,451
Exchange rate variation	(25,343)	(109,406)
Ending balance	(633,850)	(605,940)

The aging of trade accounts receivable is as follows:

	09.30.21	12.31.20
Not overdue	3,334,545	4,010,140
Overdue
01 to 60 days	228,974	104,195
61 to 90 days	4,837	6,045
91 to 120 days	3,368	398
121 to 180 days	7,206	7,024
181 to 360 days	10,209	15,688
More than 360 days	607,739	575,647
( - ) Adjustment to present value	(10,867)	(13,316)
( - ) Expected credit losses	(633,850)	(605,940)
	3,552,161	4,099,881